T. ROWE PRICE Retirement 2020 Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 39 .3%
T. Rowe Price Funds:
New Income Fund  2,206,475 184,749 309,701 214,494,041 2,089,172
Limited Duration Inflation
Focused Bond Fund  1,274,825 400,034 227,746 285,647,099 1,505,360
International Bond Fund (USD
Hedged)  735,461 53,063 103,418 68,470,009 697,025
Emerging Markets Bond Fund  511,428 28,497 81,682 45,240,599 504,432
High Yield Fund  441,167 101,545 81,111 74,691,821 495,207
Dynamic Global Bond Fund  512,602 15,863 69,892 47,368,405 475,579
Floating Rate Fund  174,955 82,544 23,695 25,415,788 242,975
U.S. Treasury Long-Term Index
Fund  227,432 102,249 37,143 19,390,675 220,666
Total Bond Mutual Funds (Cost $ 6,110,406 ) 6,230,416
EQUITY MUTUAL FUNDS 59 .5%
T. Rowe Price Funds:
Equity Index 500 Fund  2,764,264 141,492 633,901 19,603,458 1,976,617
Value Fund  759,524 570,604 179,523 34,162,749 1,492,229
Growth Stock Fund (2) 921,063 417,710 223,648 13,980,081 1,390,039
International Value Equity Fund  729,968 18,519 197,360 50,130,619 740,931
Overseas Stock Fund  741,827 15,996 184,383 58,572,411 728,055
International Stock Fund  682,421 17,475 137,758 32,673,595 705,423
Mid-Cap Growth Fund  401,378 25,554 80,400 3,564,170 411,590
Emerging Markets Stock Fund  436,746 5,142 127,402 7,175,303 406,337
Mid-Cap Value Fund  337,270 16,472 65,451 12,125,095 389,337
Small-Cap Stock Fund  235,992 9,650 47,380 3,984,978 271,178
New Horizons Fund (2) 307,154 33,851 80,902 3,156,087 261,829
Small-Cap Value Fund  201,444 6,088 38,109 4,351,653 252,091
Real Assets Fund  204,415 5,050 34,650 17,158,790 222,378
U.S. Large-Cap Core Fund  23,028 57,790 3,160 3,035,202 93,879
Emerging Markets Discovery
Stock Fund  4,035 74,380 2,165 5,928,938 92,432
Total Equity Mutual Funds (Cost $ 4,979,848 ) 9,434,345

T. ROWE PRICE Retirement 2020 Fund

$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0 .9%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.09% (3) 453,781 1,448,966 1,758,646 144,101,385 144,101
Total Short-Term Investments (Cost $ 144,101 ) 144,101
Total Investments in Securities 99.7%
(Cost $11,234,355) $ 15,808,862
Other Assets Less Liabilities 0.3% 43,447
Net Assets 100.0% $ 15,852,309
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2020 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,229 MSCI EAFE Index contracts 3/21 (132,978) $ (4,078)
Short, 1,163 Russell 2000 E-Mini Index contracts 3/21 (127,883) (16,623)
Short, 2,806 S&P 500 E-Mini Index contracts 3/21 (534,431) (21,384)
Net payments (receipts) of variation margin to date 46,607
Variation margin receivable (payable) on open futures contracts $ 4,522

T. ROWE PRICE Retirement 2020 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended
February 28, 2021. Net realized gain (loss), investment income, and change in net unrealized gain/
loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund $ 1,815 $ 17,006 $ 9,746
Emerging Markets Bond Fund (4,343) 46,189 21,875
Emerging Markets Discovery Stock Fund 989 16,182 600
Emerging Markets Stock Fund 71,168 91,851 4,681
Equity Index 500 Fund 821,077 (295,238) 35,368
Floating Rate Fund (457) 9,171 6,475
Growth Stock Fund 99,926 274,914 —
High Yield Fund 851 33,606 22,025
International Bond Fund (USD Hedged) 4,668 11,919 10,391
International Stock Fund 60,997 143,285 8,285
International Value Equity Fund 2,580 189,804 18,519
Limited Duration Inflation Focused Bond Fund 16,351 58,247 4,004
Mid-Cap Growth Fund 52,900 65,058 761
Mid-Cap Value Fund 17,525 101,046 6,132
New Horizons Fund 90,470 1,726 —
New Income Fund 25,593 7,649 43,811
Overseas Stock Fund 39,509 154,615 15,845
Real Assets Fund 4,614 47,563 5,007
Small-Cap Stock Fund 32,781 72,916 1,610
Small-Cap Value Fund 13,016 82,668 2,073
U.S. Large-Cap Core Fund 1,153 16,221 890
U.S. Treasury Long-Term Index Fund 40,352 (71,872) 3,159
Value Fund 66,934 341,624 21,956
U.S. Treasury Money Fund, 0.09% — — 295
Totals $ 1,460,469 # $ 1,416,150 $ 243,508 +
 0.00 `0.00 `0.00
# Capital gain distributions from mutual funds represented $250,115 of the net realized gain
(loss).
+ Investment income comprised $243,508 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2020 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2020 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement 2020 Fund

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F141-054Q3 02/21